Income taxes - Reconciliation of effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit (loss) for the year	$ 481.5	$ 2,153.8	$ (2,687.9)
Income taxes	177.0	51.2	(127.6)
Profit (loss) excluding income taxes	658.5	2,205.0	(2,815.5)
Income tax using the domestic corporation tax rate	151.4	507.2	(647.6)
Current year losses and other temporary differences for which no deferred tax asset was recognized	2.4		488.7
Utilization of carried forward tax losses for which no deferred tax assets were recognized		(471.0)
Effect of tax rates in foreign jurisdictions	5.6	9.2	7.4
Non-deductible expenses	3.5	0.2	5.8
Effect of different tax rates on specific gains	14.8	5.7	15.2
Effect of share of profits of associates	0.6	(0.5)	1.8
Other	(1.3)	0.4	1.1
Total income taxes in income statements	$ 177.0	$ 51.2	$ (127.6)